TAXATION - Prepaid income taxes (Details) $ in Millions, Rp in Billions	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)
TAXATION
Total corporate income tax	Rp 970		Rp 600
Current portion	(3)	$ 0	(332)
Non-current portion (Note 14)	967		268
The Company
TAXATION
Total corporate income tax	271		19
Subsidiaries
TAXATION
Total corporate income tax	Rp 699		Rp 581